SHAREHOLDER' EQUITY (Schedule of Information about Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	432,275	419,042	422,761	480,444
Options exercisable	328,362	317,042	316,958
0.5-3.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	413,275
Options exercisable	309,362
Exercise price, minimum	$ 0.50
Exercise price, maximum	$ 3.20
0.5-3.2 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	11 days
Options exercisable, weighted average remaining contractual life	11 days
0.5-3.2 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	9 years 9 months 26 days
Options exercisable, weighted average remaining contractual life	8 years 10 months 17 days
4-4.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	12,750
Options exercisable	12,750
Exercise price, minimum	$ 4.00
Exercise price, maximum	$ 4.60
4-4.6 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	1 year 3 months 11 days
Options exercisable, weighted average remaining contractual life	1 year 3 months 11 days
4-4.6 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	2 years 1 month 13 days
Options exercisable, weighted average remaining contractual life	2 years 1 month 13 days
4.9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	2,500
Options exercisable	2,500
Exercise price, minimum	$ 4.90
4.9 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	2 years 4 days
Options exercisable, weighted average remaining contractual life	2 years 4 days
7.5-7.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	3,750
Options exercisable	3,750
Exercise price, minimum	$ 7.50
Exercise price, maximum	$ 7.80
7.5-7.8 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	1 month 13 days
Options exercisable, weighted average remaining contractual life	1 month 24 days
7.5-7.8 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	1 year 3 months 15 days
Options exercisable, weighted average remaining contractual life	1 year 3 months 15 days